UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7435

Legg Mason Partners Lifestyle Series, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: January 31
Date of reporting period: July 31, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

JULY 31, 2006

Legg Mason Partners

Lifestyle Series, Inc.

Legg Mason Partners

     Variable Lifestyle

     High Growth Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners

     Variable Lifestyle

     Growth Portfolio

Legg Mason Partners

     Variable Lifestyle

     Balanced Portfolio

REPORT

	Legg Mason Partners Lifestyle Series, Inc.

Semi-Annual Report • July 31, 2006

What’s Inside
	Letter from the Chairman	I
	Fund at a Glance:
	Legg Mason Partners Variable Lifestyle High Growth Portfolio	1
	Legg Mason Partners Variable Lifestyle Growth Portfolio	2
	Legg Mason Partners Variable Lifestyle Balanced Portfolio	3
	Fund Expenses	4
	Schedules of Investments	6
	Statements of Assets and Liabilities	9
	Statements of Operations	10
	Statements of Changes in Net Assets	11
	Financial Highlights	14
	Notes to Financial Statements	17
	Board Approval of Management and Subadvisory Agreements	24

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund's investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy produced mixed results during the six-month reporting period. After gross domestic product (“GDP”)[i] rose 1.7% in the fourth quarter of 2005 — the first quarter in which GDP did not surpass 3.0% in nearly three years — the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. Both strong consumer and business spending prompted the economic turnaround. In the second quarter of 2006, GDP growth was a more modest 2.9%, according to the Commerce Department’s preliminary estimate. The decline was largely attributed to lower consumer spending, triggered by higher interest rates and oil prices, as well as a cooling housing market. In addition, business spending fell during the quarter.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates three times during the period. Since it began its tightening campaign in June 2004, the Fed increased rates 17 consecutive times, bringing the federal funds rateiii from 1.00% to 5.25%. However, after the reporting period ended, the Fed paused from raising rates in August. In its official statement, the Fed said “...the Committee judges that some inflation risks remain. The extent and timing of any additional firming that may be needed to address these risks will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”

Legg Mason Partners Lifestyle Series, Inc.	I

For the six-month period ended July 31, 2006, the U.S. stock market largely treaded water, with the S&P 500 Indexiv returning 0.67%. While the economy expanded and corporate profits remained strong, the headwinds from steadily rising interest rates, inflationary pressures and the potential for additional Fed rate hikes tempered returns.

Looking at the market more closely, large-cap stocks outperformed their mid- and small-cap counterparts, with the Russell 1000[v], Russell Midcapvi and Russell 2000vii Indexes returning 0.17%, -2.46%, and -3.92%, respectively. From an investment style perspective, value stocks significantly outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 4.65% and -4.83%, respectively, over the reporting period.

Both short- and long-term yields rose over the reporting period, causing the overall bond market to weaken. During the six months ended July 31, 2006, two-year Treasury yields increased from 4.54% to 4.97%. Over the same period, 10-year Treasury yields moved from 4.53% to 4.99%. Short-term rates rose in concert with the Fed’s repeated rate hikes, while long-term rates rose on fears of mounting inflationary pressures. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Index[x], returned 0.61%.

Legg Mason Partners Variable Lifestyle
High Growth Portfolio[1]

For the six months ended July 31, 2006, the Legg Mason Partners Variable Lifestyle High Growth Portfolio returned -3.54%. In comparison, the Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index and the Russell 3000 Indexxi, returned 0.61% and -0.20%, respectively, for the same period. It’s previous benchmarks, the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Indexxii and the Citigroup High Yield Market Index,xiii returned 0.67%, -3.92%, 4.82% and 2.37%, respectively, for the same period. The Lipper Variable Multi-Cap Core Funds Category Average[2] decreased 1.10% over the same time frame.

[1]

The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 184 funds in the Fund's Lipper category.

II	Legg Mason Partners Lifestyle Series, Inc.

Legg Mason Partners Variable Lifestyle
Growth Portfolio[3]

For the six months ended July 31, 2006, the Legg Mason Partners Variable Lifestyle Growth Portfolio returned -2.47%. In comparison, the Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index and the Russell 3000 Indexxi, returned 0.61% and -0.20%, respectively, for the same period. It’s previous benchmarks, the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Indexxii and the Lehman Brothers Government/Credit Bond Indexxiv, returned 0.67%, -3.92%, 4.82% and 0.32%, respectively, for the same period. The Lipper Variable Multi-Cap Core Funds Category Average[4] decreased 1.10% over the same time frame.

Legg Mason Partners Variable Lifestyle
Balanced Portfolio[3]

For the six months ended July 31, 2006, the Legg Mason Partners Variable Lifestyle Balanced Portfolio returned -0.98%. In comparison, the Fund’s unmanaged benchmarks, the Lehman Brothers U.S. Aggregate Index and the Russell 1000 Index, returned 0.61% and 0.17%, respectively, for the same period. It’s previous benchmarks, the S&P 500 Index, the Citigroup One-Year U.S. Treasury Index,xv the Citigroup World Government Bond Indexxvi and the Lehman Brothers Government/Credit Bond Indexxiv, returned 0.67%, 1.91%, 2.25% and 0.32%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[5] was 0.00% over the same time frame.

[3]

The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.

[4]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 184 funds in the Fund’s Lipper category.

[5]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 121 funds in the Fund’s Lipper category.

Legg Mason Partners Lifestyle Series, Inc.	III

Performance Snapshot as of July 31, 2006 (unaudited)
6 Months

Variable Lifestyle High Growth Portfolio[6]	-3.54%
Lehman Brothers U.S. Aggregate Index	0.61%
Russell 3000 Index	-0.20%
S&P 500 Index	0.67%
Russell 2000 Index	-3.92%
MSCI EAFE Index	4.82%
Citigroup High Yield Market Index	2.37%
Lipper Variable Multi-Cap Core Funds Category Average	-1.10%
Variable Lifestyle Growth Portfolio[6]	-2.47%
Lehman Brothers U.S. Aggregate Index	0.61%
Russell 3000 Index	-0.20%
S&P 500 Index	0.67%
Russell 2000 Index	-3.92%
MSCI EAFE Index	4.82%
Lehman Brothers Government/Credit Bond Index	0.32%
Lipper Variable Multi-Cap Core Funds Category Average	-1.10%
Variable Lifestyle Balanced Portfolio[6]	-0.98%
Lehman Brothers U.S. Aggregate Index	0.61%
Russell 1000 Index	0.17%
S&P 500 Index	0.67%
Citigroup One-Year U.S. Treasury Index	1.91%
Citigroup World Government Bond Index	2.25%
Lehman Brothers Government/Credit Bond Index	0.32%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average	0.00%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses.

Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31, 2006 and include the reinvestment of all distributions, including returns of capital, if any. Returns were calculated among the 184 funds in the variable multi-cap core funds category. Returns were calculated among the 121 funds in the variable mixed-asset target allocation growth funds category.

6

The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.

IV	Legg Mason Partners Lifestyle Series, Inc.

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Funds’ Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became each Fund’s investment manager and CAM North America, LLC (“CAM N.A.”) became each Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Funds remain the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A. are wholly-owned subsidiaries of Legg Mason.

The Funds were formerly known as Smith Barney Allocations Series Inc. – Select High Growth Portfolio, Select Growth Portfolio and Select Balanced Portfolio.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ Manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

Legg Mason Partners Lifestyle Series, Inc..	V

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 30, 2006

VI	Legg Mason Partners Lifestyle Series, Inc.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Legg Mason Partners Variable Lifestyle High Growth Portfolio: Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain underlying funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds. Please see the Fund’s prospectus for more information on these and other risks.

Legg Mason Partners Variable Lifestyle Growth Portfolio: Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain underlying funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds. Please see the Fund’s prospectus for more information on these and other risks.

Legg Mason Partners Variable Lifestyle Balanced Portfolio: Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain underlying funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds. As interest rates rise, bond prices fall, reducing the value of the Funds’ share price. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

Iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
[v]

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vi

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
[x]

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xi	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the U.S. equity market.
xii	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.
xiii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
xiv	The Lehman Brothers Government/Credit Bond Index is a broad-based index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher).
xv	The Citigroup One-Year U.S. Treasury Index consists of one 1-Year United States Treasury Bill whose return is tracked until its maturity.
xvi	The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 1 4 countries.

Legg Mason Partners Lifestyle Series, Inc..	VII

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Fund at a Glance (unaudited)

As a Percentage of Total Investments

Legg Mason Partners Lifestyle Series, Inc. –

Legg Mason Partners Variable Lifestyle High Growth Portfolio Breakdown (as of 7/31/06)1

27% Legg Mason Partners

Investment Trust –  Legg Mason

Partners Large Cap Growth Fund

Top 5 Sectors:

25% Legg Mason Partners
Aggressive Growth Fund, Inc.

Top 5 Sectors:

24% Legg Mason Partners Funds,
Inc. – Legg Mason Partners
Large Cap Value Fund

Top 5 Sectors:

0%* Short-Term Investment

12% Legg Mason Partners

Small Cap Core Fund, Inc.

Top 5 Sectors:

12% Legg Mason Partners

Core Plus Bond Fund, Inc.

Top 5 Investment Categories:

*Represents less than 1%
1 Subject to change at any time.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report             1

Information Technology
Health Care
Consumer Discretionary
Financials
Consumer Staples

Health Care
Energy
Consumer Discretionary
Financials
Information Technology

Financials
Consumer Discretionary
Industrials
Health Care
Consumer Staples

Financials
Industrials
Information Technology
Consumer Discretionary
Health Care

Mortgage-Backed Securities
Collateralized Mortgage Obligations
Corporate Bonds & Notes
U.S. Government & Agency Obligations
Asset-Backed Securities

Fund at a Glance (unaudited) (continued)

Legg Mason Partners Lifestyle Series, Inc. –
Legg Mason Partners Variable Lifestyle Growth Portfolio Breakdown (as of 7/31/06)1

As a Percentage of Total Investments

27% Legg Mason Partners
Core Plus Bond Fund, Inc.

Top 5 Investment Categories:

26% Legg Mason Partners
Funds, Inc. – Legg Mason Partners
Large Cap Value Fund

24% Legg Mason Partners
Investment Trust – Legg Mason
Partners Large Cap Growth Fund

Top 5 Sectors:

Top 5 Sectors:

0%* Short-Term Investment

11% Legg Mason Partners
Small Cap Core Fund, Inc.

12% Legg Mason Partners
Aggressive Growth Fund, Inc.

Top 5 Sectors:

Top 5 Sectors:

*Represents less than 1%

Information Technology
Health Care
Consumer Discretionary
Financials
Consumer Staples

Financials
Consumer Discretionary
Industrials
Health Care
Consumer Staples

Mortgage-Backed Securities
Collateralized Mortgage Obligations
Corporate Bonds & Notes
U.S. Government & Agency Obligations
Asset-Backed Securities

Health Care
Energy
Consumer Discretionary
Financials
Information Technology

Financials
Industrials
Information Technology
Consumer Discretionary
Health Care

1Subject to change at any time.

2	Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

48% Legg Mason Partners
Core Plus Bond Fund, Inc.

13% Legg Mason Partners
Fundamental Value Fund, Inc.

13% Legg Mason Partners
Appreciation Fund, Inc.

As a Percentage of Total Investments

Legg Mason Partners Lifestyle Series, Inc. –

Legg Mason Partners Variable Lifestyle Balanced Portfolio Breakdown (as of 7/31/06)1

Fund at a Glance (unaudited) (continued)

Top 5 Investment Categories:

Top 5 Sectors:

Top 5 Sectors:

0%* Short-Term Investment

13% Legg Mason Partners
Investment Series - Legg Mason
Partners Growth and Income Fund

13% Legg Mason Partners
Investment Trust - Legg Mason
Partners Large Cap Growth Fund

Top 5 Sectors:

Top 5 Sectors:

*Represents less than 1%
1 Subject to change at any time.

Mortgage-Backed Securities
Collateralized Mortgage Obligations
Corporate Bonds & Notes
U.S. Government & Agency Obligations
Asset-Backed Securities

Financials
Information Technology
Health Care
Consumer Discretionary
Industrials

Industrials
Financials
Information Technology
Consumer Staples
Energy

Financials
Information Technology
Industrials
Health Care
Energy

Information Technology
Health Care
Consumer Discretionary
Financials
Consumer Staples

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report	3

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction cost; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2006 and held for the six months ended July 31, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
Legg Mason Partners Variable Lifestyle High Growth Portfolio	(3.54)%	$1,000.00	$964.60	0.35%	$1.70
Legg Mason Partners Variable Lifestyle Growth Portfolio	(2.47)	1,000.00	975.30	0.35	1.71
Legg Mason Partners Variable Lifestyle Balanced Portfolio	(0.98)	1,000.00	990.20	0.35	1.73
(1)	For the six months ended July 31, 2006.
(2)

Assumes reinvestment distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers. Past performance is no guarantee of future results. In the absence of fee waivers, the total return would have been lower.

(3)	Does not include expenses of the Underlying Funds in which the Fund invests.
(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4	Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or backend sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Legg Mason Partners Variable Lifestyle High Growth Portfolio	5.00%	$1,000.00	$1,023.06	0.35%	$1.76
Legg Mason Partners Variable Lifestyle Growth Portfolio	5.00	1,000.00	1,023.06	0.35	1.76
Legg Mason Partners Variable Lifestyle Balanced Portfolio	5.00	1,000.00	1,023.06	0.35	1.76
(1)	For the six months ended July 31, 2006.
(2)	Does not include expenses of the Underlying Funds in which the Fund invests.
(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report	5

Schedules of Investments (July 31, 2006) (unaudited)
LEGG MASON PARTNERS VARIABLE LIFESTYLE HIGH GROWTH PORTFOLIO

Shares	Security	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.7%
185,942	Legg Mason Partners Aggressive Growth Fund, Inc., Class Y Shares *	$20,702,758
770,866	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares	9,296,650
1,124,081	Legg Mason Partners Funds, Inc.— Legg Mason Partners Large Cap Value Fund, Class Y Shares	19,828,781
1,020,231	Legg Mason Partners Investment Trust — Legg Mason Partners Large Cap Growth Fund, Class Y Shares *	22,118,603
641,246	Legg Mason Partners Small Cap Core Fund, Inc., Class Y Shares	9,490,434
	TOTAL INVESTMENTS IN UNDERLYING FUNDS
	BEFORE SHORT-TERM INVESTMENT
	(Cost — $64,186,923)	81,437,226

Face Amount

SHORT-TERM INVESTMENT — 0.3%
Repurchase Agreement — 0.3%
$261,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.260% due 8/1/06; Proceeds at maturity — $261,038; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/24/06; Market value — $266,220) (Cost — $261,000)	261,000

	TOTAL INVESTMENTS — 100.0% (Cost — $64,447,923#)	81,698,226
	Liabilities in Excess of Other Assets — 0.0%	(32,779)
	TOTAL NET ASSETS — 100.0%	$81,665,447
*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

6	Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Schedules of Investments (July 31, 2006) (unaudited) (continued)
LEGG MASON PARTNERS VARIABLE LIFESTYLE GROWTH PORTFOLIO

Shares	Security	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.8%
142,180	Legg Mason Partners Aggressive Growth Fund, Inc., Class Y Shares *	$15,830,268
2,898,544	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares	34,956,435
1,894,765	Legg Mason Partners Funds, Inc.— Legg Mason Partners Large Cap Value Fund, Class Y Shares	33,423,658
1,475,901	Legg Mason Partners Investment Trust — Legg Mason Partners Large Cap Growth Fund, Class Y Shares *	31,997,538
937,829	Legg Mason Partners Small Cap Core Fund, Inc., Class Y Shares	13,879,862
	TOTAL INVESTMENTS IN UNDERLYING FUNDS
	BEFORE SHORT-TERM INVESTMENT
	(Cost — $114,278,984)	130,087,761

Face Amount

SHORT-TERM INVESTMENT — 0.1%
Repurchase Agreement — 0.1%
$108,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc.,5.260% due 8/1/06; Proceeds at maturity — $108,016; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/24/06; Market value — $110,160) (Cost — $108,000)	108,000

	TOTAL INVESTMENTS — 99.9% (Cost — $114,386,984#)	130,195,761
	Other Assets in Excess of Liabilities — 0.1%	91,544
	TOTAL NET ASSETS — 100.0%	$130,287,305
*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report	7

Schedules of Investments (July 31, 2006) (unaudited) (continued)
LEGG MASON PARTNERS VARIABLE LIFESTYLE BALANCED PORTFOLIO

Shares	Security	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.8%
2,017,781	Legg Mason Partners Appreciation Fund, Inc., Class Y Shares	$29,298,180
9,010,802	Legg Mason Partners Core Plus Bond Fund, Inc., Class Y Shares	108,670,268
1,889,981	Legg Mason Partners Fundamental Value Fund, Inc., Class Y Shares	29,483,697
1,775,726	Legg Mason Partners Investment Series — Legg Mason Partners Growth and Income Fund, Class Y Shares	28,393,863
1,326,951	Legg Mason Partners Investment Trust — Legg Mason Partners Large Cap Growth Fund, Class Y Shares *	28,768,293
	TOTAL INVESTMENTS IN UNDERLYING FUNDS
	BEFORE SHORT-TERM INVESTMENT
	(Cost — $213,565,730)	224,614,301

Face Amount

SHORT-TERM INVESTMENT — 0.1%
Repurchase Agreement — 0.1%
$268,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc.,5.260% due 8/1/06; Proceeds at maturity — $268,039; (Fully collateralized by various U.S. Treasury Bill, 0.000% due 8/24/06; Market value — $273,360) (Cost — $268,000)	268,000

	TOTAL INVESTMENTS — 99.9% (Cost — $213,833,730#)	224,882,301
	Other Assets in Excess of Liabilities — 0.1%	322,393
	TOTAL NET ASSETS — 100.0%	$225,204,694
*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

8	Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Statements of Assets and Liabilities (July 31, 2006) (unaudited)
	Legg Mason Partners Variable Lifestyle High Growth Portfolio	Legg Mason Partners Variable Lifestyle Growth Portfolio	Legg Mason Partners Variable Lifestyle Balanced Portfolio
ASSETS:
Investments, at cost	$64,447,923	$114,386,984	$213,833,730
Investments, at value	81,698,226	130,195,761	224,882,301
Cash	469	804	996
Dividends and interest receivable	41,577	152,487	475,587
Receivable for Fund shares sold	1,670	26,070	4,111
Total Assets	81,741,942	130,375,122	225,362,995
LIABILITIES:
Payable for Fund shares repurchased	60,828	62,115	112,697
Investment management fee payable	15,667	25,702	45,604
Total Liabilities	76,495	87,817	158,301
Total Net Assets	$81,665,447	$130,287,305	$225,204,694
NET ASSETS:
Par value (Note 4)	$6,290	$12,194	$18,986
Paid-in capital in excess of par value	97,006,353	162,283,862	230,831,687
Undistributed net investment income	358,930	1,136,411	2,873,411
Accumulated net realized loss on sale of Underlying Funds and capital gain distributions from Underlying Funds	(32,956,429)	(48,953,939)	(19,567,961)
Net unrealized appreciation on investments	17,250,303	15,808,777	11,048,571
Total Net Assets	$81,665,447	$130,287,305	$225,204,694
Shares Outstanding	6,289,869	12,194,043	18,985,898
Net Asset Value	$12.98	$10.68	$11.86

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report	9

Statements of Operations (For the six months ended July 31, 2006) (unaudited)
	Legg Mason Partners Variable Lifestyle High Growth Portfolio	Legg Mason Partners Variable Lifestyle Growth Portfolio	Legg Mason Partners Variable Lifestyle Balanced Portfolio
INVESTMENT INCOME:
Income distributions from Underlying Funds	$504,349	$1,361,685	$3,263,092
Interest	6,269	13,683	19,371
Total Investment Income	510,618	1,375,368	3,282,463
EXPENSES:
Investment management fee (Note 2)	153,206	240,467	410,559
Less: Fee waivers and/or expense reimbursements (Notes 2 and 6)	(1,522)	(1,522)	(1,526)
Net Expenses	151,684	238,945	409,033
Net Investment Income	358,934	1,136,423	2,873,430
REALIZED AND UNREALIZED GAIN (LOSS) ON SALE OF UNDERLYING FUNDS AND CAPITAL GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Sale of Underlying Funds	266,622	(501,987)	(55,212)
Capital gain distributions from Underlying Funds	110,965	163,127	251,560
Net Realized Gain (Loss)	377,587	(338,860)	196,348
Change in Net Unrealized Appreciation/ Depreciation from Underlying Funds	(3,827,931)	(4,140,963)	(5,381,039)
Net Loss on Sale of Underlying Funds and Capital Gain Distributions from Underlying Funds	(3,450,344)	(4,479,823)	(5,184,691)
Decrease in Net Assets From Operations	$(3,091,410)	$(3,343,400)	$(2,311,261)

See Notes to Financial Statements.

10	Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Statements of Changes in Net Assets
For the six months ended July 31, 2006 (unaudited) and the year ended January 31, 2006
Legg Mason Partners Variable Lifestyle High Growth Portfolio	July 31	January 31
OPERATIONS:
Net investment income	$358,934	$477,467
Net realized gain (loss)	377,587	(3,006,817)
Change in net unrealized appreciation/depreciation	(3,827,931)	13,296,054
Increase (Decrease) in Net Assets From Operations	(3,091,410)	10,766,704
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(18,122)	(411,004)
Decrease in Net Assets From Distributions to Shareholders	(18,122)	(411,004)
FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	391,363	708,958
Reinvestment of distributions	18,122	411,004
Cost of shares repurchased	(9,696,966)	(17,731,113)
Decrease in Net Assets From Fund Share Transactions	(9,287,481)	(16,611,151)
Decrease in Net Assets	(12,397,013)	(6,255,451)
NET ASSETS:
Beginning of period	94,062,460	100,317,911
End of period*	$81,665,447	$94,062,460
*Includes undistributed net investment income of:	$358,930	$18,118

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report	11

Statements of Changes in Net Assets (continued)
For the six months ended July 31, 2006 (unaudited) and the year ended January 31, 2006
Legg Mason Partners Variable Lifestyle High Growth Portfolio	July 31	January 31
OPERATIONS:
Net investment income	$1,136,423	$2,208,854
Net realized loss	(338,860)	(6,981,473)
Change in net unrealized appreciation/depreciation	(4,140,963)	17,525,962
Increase (Decrease) in Net Assets From Operations	(3,343,400)	12,753,343
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(113,107)	(2,172,826)
Decrease in Net Assets From Distributions to Shareholders	(113,107)	(2,172,826)
FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	207,823	1,260,513
Reinvestment of distributions	113,107	2,172,826
Cost of shares repurchased	(13,219,045)	(26,175,812)
Decrease in Net Assets From Fund Share Transactions	(12,898,115)	(22,742,473)
Decrease in Net Assets	(16,354,622)	(12,161,956)
NET ASSETS:
Beginning of period	146,641,927	158,803,883
End of period*	$130,287,305	$146,641,927
*Includes undistributed net investment income of:	$1,136,411	$113,095

See Notes to Financial Statements.

12	Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Statements of Changes in Net Assets (continued)
For the six months ended July 31, 2006 (unaudited) and the year ended January 31, 2006
Legg Mason Partners Variable Lifestyle High Growth Portfolio	July 31	January 31
OPERATIONS:
Net investment income	$2,873,430	$5,765,784
Net realized gain	196,348	3,878,495
Change in net unrealized appreciation/depreciation	(5,381,039)	2,523,158
Increase (Decrease) in Net Assets From Operations	(2,311,261)	12,167,437
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(419,904)	(5,713,269)
Decrease in Net Assets From Distributions to Shareholders	(419,904)	(5,713,269)
FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	2,683,283	6,194,532
Reinvestment of distributions	419,904	5,713,269
Cost of shares repurchased	(22,637,044)	(39,761,897)
Decrease in Net Assets From Fund Share Transactions	(19,533,857)	(27,854,096)
Decrease in Net Assets	(22,265,022)	(21,399,928)
NET ASSETS:
Beginning of period	247,469,716	268,869,644
End of period*	$225,204,694	$247,469,716
*Includes undistributed net investment income of:	$2,873,411	$419,885

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report	13

Financial Highlights

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Legg Mason Partners Variable Lifestyle High Growth Portfolio	2006(1)		2006	2005	2004	2004	2002(2)
Net Asset Value, Beginning of Period	$13.46		$12.06	$11.62	$8.07	$10.72	$14.23
Income (Loss) From Operations:
Net investment income(3)	0.06		0.06	0.05	0.05	0.04	0.08
Net realized and unrealized gain (loss)	(0.54)		1.40	0.44	3.56	(2.58)	(2.37)
Total Income (Loss) From Operations	(0.48)		1.46	0.49	3.61	(2.54)	(2.29)
Less Distributions From:
Net investment income	(0.00	)(4)	(0.06)	(0.05)	(0.06)	(0.11)	(0.63)
Net realized gains	—		—	—	—	—	(0.59)
Total Distributions	(0.00	)(4)	(0.06)	(0.05)	(0.06)	(0.11)	(1.22)
Net Asset Value, End of Period	$12.98		$13.46	$12.06	$11.62	$8.07	$10.72
Total Return(5)	(3.54)%		12.11%	4.18%	44.79%	(23.69)%	(16.39)%
Net Assets, End of Period (000s)	$81,665		$94,062	$100,318	$110,156	$86,800	$135,573
Ratios to Average Net Assets:
Gross expenses(6)	0.35	%(7)	0.35%	0.35%	0.35%	0.35%	0.35%
Net expenses(6)	0.35	(7)(8)	0.35	0.35 (8)	0.35	0.35	0.35
Net investment income	0.82	(7)	0.50	0.38	0.50	0.32	0.66
Portfolio Turnover Rate	0	%(9)	50%	4%	2%	1%	5%
(1)	For the six months ended July 31, 2006 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.
(4)	Amount represents less than $0.01 per share.
(5)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(6)	Does not include expenses of the Underlying Funds in which the Fund invests.
(7)	Annualized.
(8)	Reflects fee waivers and/or expense reimbursements.
(9)	Amount represents less than 1%.

See Notes to Financial Statements.

14	Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Legg Mason Partners Variable Lifestyle Growth Portfolio	2006(1)		2006	2005	2004		2004	2002(2)
Net Asset Value, Beginning of Period	$10.96		$10.20	$9.98	$7.47		$11.29	$13.03
Income (Loss) From Operations:
Net investment income(3)	0.09		0.16	0.16	0.15		0.16	0.26
Net realized and unrealized gain (loss)	(0.36)		0.76	0.22	2.51		(2.20)	(2.00)
Total Income (Loss) From Operations	(0.27)		0.92	0.38	2.66		(2.04)	(1.74)
Less Distributions From:
Net investment income	(0.01)		(0.16)	(0.16)	(0.15)		(1.15)	—
Net realized gains	—		—	—	—		(0.63)	—
Total Distributions	(0.01)		(0.16)	(0.16)	(0.15)		(1.78)	—
Net Asset Value, End of Period	$10.68		$10.96	$10.20	$9.98		$7.47	$11.29
Total Return(4)	(2.47)%		9.08%	3.81%	35.66%		(18.04)%	(13.35)%
Net Assets, End of Period (000s)	$130,287		$146,642	$158,804	$173,641		$145,783	$211,500
Ratios to Average Net Assets:
Gross expenses(5)	0.35	%(6)	0.35%	0.35%	0.35%		0.35%	0.35%
Net expenses(5)	0.35	(6)(7)	0.35	0.35 (7)	0.35		0.35	0.35
Net investment income	1.65	(6)	1.39	1.54	1.67		1.66	2.21
Portfolio Turnover Rate	2%		53%	5%	0	%(8)	3%	6%
(1)	For the six months ended July 31, 2006 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Does not include expenses of the Underlying Funds in which the Fund invests.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Amount represents less than 1%.

See Notes to Financial Statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report	15

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Legg Mason Partners Variable Lifestyle Balanced Portfolio	2006(1)		2006	2005	2004		2004	2002(2)
Net Asset Value, Beginning of Period	$12.00		$11.71	$11.54	$9.59		$11.02	$12.35
Income (Loss) From Operations:
Net investment income(3)	0.15		0.28	0.28	0.30		0.34	0.43
Net realized and unrealized gain (loss)	(0.27)		0.29	0.17	1.93		(1.04)	(1.00)
Total Income (Loss) From Operations	(0.12)		0.57	0.45	2.23		(0.70)	(0.57)
Less Distributions From:
Net investment income	(0.02)		(0.28)	(0.28)	(0.28)		(0.70)	(0.42)
Net realized gains	—		—	—	—		—	(0.34)
Return of capital	—		—	—	—		(0.03)	—
Total Distributions	(0.02)		(0.28)	(0.28)	(0.28)		(0.73)	(0.76)
Net Asset Value, End of Period	$11.86		$12.00	$11.71	$11.54		$9.59	$11.02
Total Return(4)	(0.98)%		4.87%	3.88%	23.35%		(6.21)%	(4.62)%
Net Assets, End of Period (000s)	$225,205		$247,470	$268,870	$272,629		$241,899	$291,485
Ratios to Average Net Assets:
Gross expenses(5)	0.35	%(6)	0.35%	0.35%	0.35%		0.35%	0.35%
Net expenses(5)	0.35	(6)(7)	0.35	0.35 (7)	0.35		0.35	0.35
Net investment income	2.45	(6)	2.24	2.36	2.76		2.51	3.77
Portfolio Turnover Rate	0	%(8)	48%	17%	0	%(8)	7%	10%
(1)	For the six months ended July 31, 2006 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Does not include expenses of the Underlying Funds in which the Fund invests.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Amount represents less than 1%.

See Notes to Financial Statements.

16	Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Lifestyle High Growth Portfolio (“High Growth Portfolio”), Legg Mason Partners Variable Lifestyle Growth Portfolio (“Growth Portfolio”) and Legg Mason Partners Variable Lifestyle Balanced Portfolio (“Balanced Portfolio”) (formerly known as Select High Growth Portfolio, Select Growth Portfolio and Select Balanced Portfolio) (the “Funds”) are separate investment funds of Legg Mason Partners Lifestyle Series, Inc. (formerly known as Smith Barney Allocation Series Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company and consists of these Funds. The Funds invest in other mutual funds (“Underlying Funds”) managed, for the period of this report, by Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”) and TIMCO Asset Management, Inc. (“TIMCO”), which serves as the investment manager of Legg Mason Partners Small Cap Core Fund, Inc. TIMCO is an indirect wholly-owned subsidiary of Legg Mason. Shares of the Funds are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including the affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report	17

Notes to Financial Statements (unaudited) (continued)

(d) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Management Agreement and Other Transactions with Affiliates

For the period of this report, SBFM, an indirect wholly-owned subsidiary of Legg Mason, acted as the investment manager of the Funds. Under the investment management agreement, each Fund paid an investment management fee calculated at an annual rate of 0.35% of each respective Fund’s average daily net assets. This fee is calculated daily and paid monthly.

In addition, the Funds indirectly paid management and/or administration fees to SBFM and TIMCO as a shareholder in the Underlying Funds. These management and administrative fees ranged from 0.56% to 0.75% of the average daily net assets of the Underlying Funds.

During the six months ended July 31, 2006, the Funds were reimbursed for expenses in the amount of $1,522, $1,522 and $1,526 for the High Growth Portfolio, Growth Portfolio and Balanced Portfolio, respectively.

Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. (“PFS”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Funds.

Certain officers and one Director of the Company are employees of Legg Mason or its affiliates and do not receive compensation from the Company.

3. Investments

During the six months ended July 31, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
High Growth Portfolio	$19,337	$8,984,921
Growth Portfolio	2,220,102	13,267,183
Balanced Portfolio	533,503	16,630,692

18	Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
High Growth Portfolio	$17,585,398	$(335,095)	$17,250,303
Growth Portfolio	17,229,319	(1,420,542)	15,808,777
Balanced Portfolio	15,064,313	(4,015,742)	11,048,571

4. Capital Shares

At July 31, 2006, the Company had 6.1 billion shares of capital stock authorized with a par value of $0.001 per share.

Transactions in shares of each Fund were as follows:

	Six Months Ended July 31, 2006	Year Ended January 31, 2006
High Growth Portfolio
Shares sold	29,244	56,801
Shares issued on reinvestment	1,416	31,422
Shares repurchased	(731,333)	(1,418,977)
Net Decrease	(700,673)	(1,330,754)
Growth Portfolio
Shares sold	19,316	121,031
Shares issued on reinvestment	10,752	202,652
Shares repurchased	(1,219,247)	(2,506,180)
Net Decrease	(1,189,179)	(2,182,497)
Balanced Portfolio
Shares sold	225,165	525,577
Shares issued on reinvestment	35,982	479,903
Shares repurchased	(1,895,392)	(3,347,409)
Net Decrease	(1,634,245)	(2,341,929)

5. Capital Loss Carryforward

As of January 31, 2006, High Growth Portfolio had a net capital loss carryforward of $32,245,171, of which $5,256,436 expires in 2010, $6,472,615 expires in 2011, $14,280,412 expires in 2012, $3,119,343 expires in 2013 and $3,116,365 expires in 2014. Growth Portfolio had a net capital loss carryforward of $47,149,528, of which $1,224,604 expires in 2010, $6,918,474 expires in 2011, $21,145,991 expires in 2012, $10,439,486 expires in 2013 and $7,420,973 expires in 2014. Balanced Portfolio had a net capital loss carryforward of $17,411,761, of which $139,686 expires in 2010, $1,181,702 expires in 2011, $9,017,554 expires in 2012, $7,072,819 expires in 2013. These amounts will be available to offset any future taxable capital gains.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi – Annual Report.	19

Notes to Financial Statements (unaudited) (continued)

6. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been

20	Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC based in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Fund’s investment manager and it affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report	21

Notes to Financial Statements (unaudited) (continued)

all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the Investment Company Act, which the court granted plaintiffs leave to repeal as a derivative claim.

8. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/ or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBFM and SBAM believe that this matter is not likely to have a material adverse effect on the Funds.

9. Subsequent Events

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Funds’ investment manager and CAM North America, LLC (“CAM N.A”) became the Funds’ subadviser. The portfolio managers who are responsible for the day-to-day management of the Funds remain the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A. are wholly-owned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Funds, except, in certain cases, for the management of cash and short-term instruments. The Funds’ investment management fee remains unchanged. For its services, LMPFA will pay CAM N.A. 70% of the net management fee that it receives from the Funds.

The Fund’s Board also approved a number of other initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for

22	Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

those initiatives where shareholder approval is required. As a result, each Fund’s shareholders will be asked to elect a new Board, approve matters that will result in the Funds being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Funds as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.

Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented on or about May 1, 2007.

10. Recent Accounting Pronouncement

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits.

Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for these Funds will be February 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

Management of the Funds is currently evaluating the impact that FIN 48 will have on the financial statements.

Legg Mason Partners Lifestyle Series, Inc. 2006 Semi-Annual Report	23

Board Approval of Management and Subadvisory

Agreements (unaudited)

At a meeting held in person on June 12, 2006, the Funds’ Board, including a majority of the Board Members who are not “interested persons” of the Funds or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser or proposed sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between each Fund and the Manager. The Funds’ Board, including a majority of the Independent Board Members, also approved one or more new subadvisory agreements between the Manager and CAM North America, LLC (the “Subadviser”) (each a “New Subadvisory Agreement”). Each New Management Agreement and each New Subadvisory Agreement replaced the Funds’ prior management agreements with SBFM and were entered into in connection with an internal reorganization of the Manager’s, and the prior manager’s parent organization, Legg Mason. In approving each New Management Agreement and each New Subadvisory Agreement, the Board, including the Independent Board Members, considered the factors discussed below, among other things.

The Board noted that the Manager will provide administrative and certain oversight services to the Funds, and that the Manager will delegate to the Subadviser the day-to-day portfolio management of the Funds. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Funds. The Board Members noted that the portfolio management team was expected to be the same as then managing the Funds.

The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Funds by the Manager under each New Management Agreement and by the Subadviser under each New Subadvisory Agreement. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadviser took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadviser and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadviser and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under each New Management Agreement and each New Subadvisory Agreement were acceptable.

The Board Members also received and considered performance information for the Funds as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the

24	Legg Mason Partners Lifestyle Series, Inc.

Board Approval of Management and Subadvisory

Agreements (unaudited) (continued)

methodology Lipper used to determine the similarity of the Funds to the funds included in the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing each Fund’s performance against, among other things, its benchmarks. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of each Fund under the circumstances, supported approval of each New Management Agreement and each New Subadvisory Agreement.

The Board Members reviewed and considered the management fee that would be payable by each Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board Members received and considered information comparing each Fund’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadviser. The Board Members noted that the Manager, and not the Funds, will pay the subadvisory fee to the Subadviser. The Board Members determined that each Fund’s management fee and each Fund’s subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to each Fund under each New Management Agreement and each New Subadvisory Agreement.

The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Funds, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Funds and other factors considered, they determined that each management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.

In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of each Fund’s prior management agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of each New Management Agreement and each New Subadvisory Agreement.

Legg Mason Partners Lifestyle Series, Inc.	25

Board Approval of Management and Subadvisory

Agreements (unaudited) (continued)

The Board Members considered Legg Mason’s advice and the advice of its counsel that each New Management Agreement and each New Subadvisory Agreement was being entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board Members further noted that the terms and conditions of each New Management Agreement are substantially identical to those of the Funds’ previous management agreement except for the identity of the Manager, and that the initial term of each New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.

In light of all of the foregoing, the Board, including the Independent Board Members, approved each New Management Agreement and each New Subadvisory Agreement. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve each New Management Agreement and each New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of each New Management Agreement and each New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.

26	Legg Mason Partners Lifestyle Series, Inc.

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Legg Mason Partners Lifestyle Series, Inc.

INVESTMENT MANAGER
DIRECTORS
Walter E. Auch	Legg Mason Partners Fund
H. John Ellis	Advisor, LLC
R. Jay Gerken, CFA
Chairman	SUBADVISER
Armon E. Kamesar	CAM North America, LLC
Stephen E. Kaufman
John J. Murphy	DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor
Services, LLC
PFS Investments Inc.

CUSTODIAN
State Street Bank and
Trust Company

TRANSFER AGENT
PFPC Inc.
4400 Computer Drive
Westborough,
Massachusetts 01581

INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, New York 10154

This report is submitted for the general
information of the shareholders of the
Legg Mason Partners Lifestyle Series,
Inc. — Legg Mason Partners Variable
Lifestyle High Growth Portfolio, Legg
Mason Partners Variable Lifestyle
Growth Portfolio and Legg Mason
Partners Variable Lifestyle Balanced
Portfolio, .

This report must be preceded or
accompanied by a free prospectus.
Investors should consider each
Fund’s investment objectives, risks,
charges and expenses carefully
before investing. The prospectus
contains this and other important
information about the Fund. Please
read the prospectus carefully
before investing.

Legg Mason Partners
Lifestyle Series, Inc.

Legg Mason Partners Variable
    Lifestyle High Growth Portfolio

Legg Mason Partners Variable
    Lifestyle Growth Portfolio

Legg Mason Partners Variable
    Lifestyle Balanced Portfolio

The Funds are separate investment funds of the Legg Mason Partners Lifestyle
Series, Inc., a Maryland corporation.

LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on
Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at
www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the
Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year, and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at
www.leggmason.com/InvestorServices and (3) on the SEC’s website at
www.sec.gov.Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Funds’ former Smith Barney Allocation Series
Inc. name.

www.leggmason.com/InvestorServices

©2006Legg Mason
Investor Services, LLC
Member NASD, SIPC

FD01325 9/06                                SR06-135

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Lifestyle Series, Inc.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Lifestyle Series, Inc.

Date:	October 6, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Lifestyle Series, Inc.

Date:	October 6, 2006

By:	/s/ Robert J. Brault (Robert J. Brault) Chief Financial Officer of Legg Mason Partners Lifestyle Series, Inc.

Date:	October 6, 2006